Land Use Right, Net (Details) - Schedule of Estimated Future Amortization Expense for and Use Rights	Mar. 31, 2023 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2024	$ 5,083
2025	5,083
2026	5,083
2027	5,083
2028	5,083
Thereafter	141,061
Total	$ 166,476